INCOME TAXES (Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic	$ (85,369)	$ (50,679)	$ (53,432)
Foreign	1,553	16,766	(1,518)
Loss before taxes on income	$ (83,816)	$ (33,913)	$ (54,950)